INVESTMENT IN UNCONSOLIDATED INVESTEE (Schedule of Transactions with FNES) (Details) (USD $)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013
FNES [Member]
Investment [Line Items]
Revenue recognized on sales to FNES	$ 2,268,295		$ 2,268,295
Cost of sales on sales to FNES	1,764,414		1,764,414
Elimination of the Company's share of profits on sales to FNES	$ 154,149	$ 154,149	$ 154,149
ETI [Member]
Investment [Line Items]
Ownership interest in FNES	31.00%	31.00%	31.00%